Commitments, Contingencies and Guarantees	3 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments Contingencies and Guarantees

13. Commitments, Contingencies and Guarantees

Litigation provision

Through the normal course of the Company’s business, the Company is subject to a number of litigation proceedings both brought against and brought by the Company or other against other parties that the Company provides indemnities based upon contractual obligations. The Company maintains liabilities for losses from legal actions that are recorded when they are determined to be both probable in their occurrence and can be reasonably estimated. On this basis, we have recognized a provision of $38,202 and $30,202 as of March 31, 2026 and December 31, 2025, respectively, related to certain litigation proceedings. This amount is presented within “Accounts payable and other liabilities” in the Company’s unaudited condensed consolidated statements of financial position.

On February 16, 2023, Farzad v. Trasimene Capital FT et. al. was filed in the Chancery Court of Delaware and on June 4, 2025, the complaint was amended to include additional defendants, including Paysafe Limited and our former Chief Executive Officer. This Amended Complaint was brought on behalf of former holders of FTAC common stock and asserts breaches of fiduciary duties of certain FTAC Board of Directors and / or Officers in connection with the SPAC Merger and claims of aiding and abetting a breach of fiduciary duty and unjust enrichment against Paysafe Ltd. and our former CEO. Plaintiffs alleged that those shareholders’ Redemption Rights were impaired due to FTAC Defendants' alleged misstatements and omissions about Paysafe's business metrics and financial prospects in connection with the Merger which caused damage to the shareholders. The allegations further state that Paysafe aided the FTAC Defendants in making such misstatements. The complaints seek unspecified damages and an award of costs and expenses, including reasonable attorneys’ fees, on behalf of a purported class of all persons who held shares of FTAC II prior to the redemption deadline. The Company filed a motion to dismiss the Amended Complaint on July 7, 2025. On October 23, 2025 the Chancery Court of Delaware granted Company’s Motion to Dismiss the Amended Complaint. A trial date has been scheduled for July 2026 for the remaining defendants.

The Company indemnifies the remaining defendants to the complaint for expenses associated with this litigation based upon various contractual obligations and subject to applicable law. There is no assurance that the remaining defendants will be successful in the ultimate resolution of this matter or that insurance will be available or adequate to fund any potential settlement or judgment or related costs associated with the indemnified parties, which could be material.

The Company vigorously defends its position on all open cases. Except as otherwise noted for the proceedings described in this Note 14, management believes the disposition of all claims currently pending, including potential losses from claims that may exceed the liabilities recorded, and claims for loss contingencies that are considered reasonably possible to occur, will not have a material effect, either individually or in the aggregate, on the Company's consolidated financial condition, results of operations or liquidity.

Financial guarantee contracts

Through services offered in our Merchant Solutions segment, the Company is exposed to potential losses from merchant-related liabilities, including chargebacks. A chargeback occurs when a dispute between a cardholder and a merchant, including a claim for non-delivery of the product or service by the merchant, is not resolved in favor of the merchant and the transaction is charged back to the merchant resulting in a refund of the purchase price to the cardholder. If the Company is unable to collect this chargeback amount from the merchant due to closure, bankruptcy or other reasons, the Company bears the loss for the refund paid to the cardholder. The risk of chargebacks is typically greater for those merchants that promise future delivery of goods and services rather than delivering goods or rendering services at the time of payment. The Company has recorded an accrual for current expected credit losses on financial guarantees as of March 31, 2026 and December 31, 2025 (See Note 6).

As of March 31, 2026 and December 31, 2025, $21,885 and $24,703, respectively, of cash held in reserve at a partner bank for certain merchant chargebacks, fees and other liabilities is presented within "Prepaid expenses and other current assets" in the unaudited condensed consolidated statements of financial position. Of the total reserve balance as at March 31, 2026, $5,690 is restricted in use until it is replaced with a letter of credit or the related merchant agreement is terminated. The remaining balance is not eligible for replacement with a letter of credit and remains restricted until the related merchant agreement is terminated. The cash flows associated with these reserve balances are presented on a gross basis within investing activities within the unaudited condensed consolidated statements of cash flows.